OTHER LIABILITIES - Schedule of fair values of each major class of plan assets (Details) - Avon [member] - Pension Plan [member] - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Cash and cash equivalent	R$ 191,958	R$ 173,563
Equity instruments of other entities	1,066,370	918,222
Government bonds	1,482,650	2,633,587
Corporate bonds	1,802,394	525,886
Real estate	12,834	8,314
Other	12,276	10,393
Total	R$ 4,568,482	R$ 4,269,965